Information about Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011		Mar. 31, 2011
Variable Interest Entity [Line Items]
Total assets	¥ 1,621,842	[1]	¥ 1,793,321	[1]
Total Liabilities	1,093,768	[1]	1,232,976	[1]
Assets which are pledged as collateral	1,439,248	[2]	1,575,288	[2]
Commitments	4,396	[3]	6,707	[3]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	5,129	[1]	5,222	[1]
Total Liabilities	3,752	[1]	3,846	[1]
Assets which are pledged as collateral	5,129	[2]	5,222	[2]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	11,470	[1]	16,051	[1]
Total Liabilities	952	[1]	4,493	[1]
Assets which are pledged as collateral			5,660	[2]
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	326,105	[1]	343,394	[1]
Total Liabilities	126,861	[1]	120,908	[1]
Assets which are pledged as collateral	226,803	[2]	226,319	[2]
Commitments	740	[3]	1,076	[3]
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	15,182	[1]	15,988	[1]
Total Liabilities	66	[1]	142	[1]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	76,006	[1]	83,694	[1]
Total Liabilities	13,074	[1]	13,675	[1]
Assets which are pledged as collateral	34,683	[2]	33,169	[2]
Commitments	1,483	[3]	1,491	[3]
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	486,238	[1]	505,421	[1]
Total Liabilities	323,095	[1]	352,034	[1]
Assets which are pledged as collateral	486,238	[2]	505,421	[2]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	558,342	[1]	669,375	[1]
Total Liabilities	564,729	[1]	671,349	[1]
Assets which are pledged as collateral	558,333	[2]	660,237	[2]
Other
Variable Interest Entity [Line Items]
Total assets	143,370	[1]	154,176	[1]
Total Liabilities	61,239	[1]	66,529	[1]
Assets which are pledged as collateral	128,062	[2]	139,260	[2]
Commitments	¥ 2,173	[3]	¥ 4,140	[3]

[1]	The assets of many VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.